International operations (Tables)	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other			Total
2020
	Total assets at period end (a)	$92,374	(b)	$28,416	$2,513	$123,303	$346,330	$469,633
	Total revenue	3,964	(b)	1,168	698	5,830	9,978	15,808
	Income before income taxes	1,549		607	437	2,593	1,875	4,468
	Net income	1,179		462	332	1,973	1,653	3,626
2019
	Total assets at period end (a)	$74,504	(b)	$36,347	$2,636	$113,487	$268,021	$381,508
	Total revenue	3,833	(b)	1,161	737	5,731	10,731	16,462
	Income before income taxes	1,447		548	506	2,501	3,086	5,587
	Net income	1,116		423	390	1,929	2,538	4,467
2018
	Total assets at period end (a)	$74,982	(b)	$23,199	$1,483	$99,664	$263,209	$362,873
	Total revenue	4,252	(b)	1,103	684	6,039	10,353	16,392
	Income before income taxes	1,694		564	455	2,713	2,479	5,192
	Net income	1,345		448	361	2,154	2,100	4,254
(a)Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)Includes assets of approximately $38.1 billion, $30.8 billion and $30.6 billion and revenue of approximately $2.6 billion, $2.6 billion and $2.6 billion in 2020, 2019 and 2018, respectively, of international operations domiciled in the UK, which is 8%, 8% and 8% of total assets and 16%, 16% and 16% of total revenue, respectively.